Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 101,266
2023	42,729
2024	16,792
2025	12,204
2026	9,473
Total	$ 182,464	$ 0